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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Senior Income Fund (Formerly ING Senior

Income Fund)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange

Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1.         Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2014

Voya Senior Income Fund

(formerly, ING Senior Income Fund)

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya(TM) Investment Management was formerly ING U.S. Investment Management

Voya Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2014

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Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Senior Income Fund(1) (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2014
Net Assets	$802,391,057
Total Assets	$1,170,348,769
Assets Invested in Senior Loans	$1,118,492,558
Senior Loans Represented	403
Average Amount Outstanding per Loan	$2,775,416
Industries Represented	35
Average Loan Amount per Industry	$31,956,930
Portfolio Turnover Rate (YTD)	44%
Weighted Average Days to Interest Rate Reset	40
Average Loan Final Maturity	67 months
Total Leverage as a Percentage of Total Assets	24.57%

PERFORMANCE SUMMARY

During the period ended August 31, 2014, the Fund's Class A shares distributed total dividends of $0.33, resulting in an average annualized distribution rate(2) of 4.57%. The Fund's Class I and Class W shares each distributed total dividends of $0.34, resulting in an average annualized distribution rate(2) of 4.87% and 4.85%, respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends of $0.29, resulting in an average annualized distribution rate(2) of 4.09% and 4.08%, respectively.

The Fund's total return for the period ended August 31, 2014, excluding sales charges and based on full reinvestment of dividends, for Class A, Class B, Class C, Class I and Class W was 1.54%, 1.29%, 1.36%, 1.68%, and 1.68%, respectively. For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(3) had a total return of 1.88%.

MARKET REVIEW

The U.S. loan market's technical environment was quite mixed during the period. Month-to-month variability was effectively tied to the halt in April of an unprecedented streak of positive monthly flows into U.S. retail loan mutual funds and exchange traded funds. Outflows after that were attributed to investor patience wearing thin in response to continued dovish sentiments from the U.S. Federal Reserve Board (the "Fed"). Providing an offset to the retail outflows, however, was consistent demand from institutional loan investors, predominantly in the form of new collateralized loan obligations. Institutional investors remained steadfastly attracted to the risk/return profile and asset allocation benefits of secured, floating rate loans. Other technical factors contributed to market volatility during the period. For example, increasingly robust, new issue supply with attractive yields put pressure on secondary prices. Also contributing to volatility were periodic spikes of high-yield bond mutual fund redemptions, in many cases funded by partial liquidations of less-volatile loan allocations.

(1)  Effective May 1, 2014, the Fund was renamed "Voya Senior Income Fund."

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

2

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

While the market's technical picture was a bit choppy during the period, fundamental credit risk, as traditionally measured by trailing default rates and forward default indicators, remained exceptionally low. The Index trailing default rate by principal did jump materially and abruptly in April due to the highly anticipated bankruptcy of Energy Futures Holdings ("EFH", formerly Texas Electric Competitive Holdings, or "TXU," the largest single Index constituent). That bankruptcy, however, had little immediate impact on market sentiment or average loan prices. From a numbers perspective, the EFH filing pushed the headline trailing twelve-month default rate by principal amount to a current cycle high of 4.64%. Default activity waned as time passed, however; excluding EFH, the default rate ended the period at a benign 0.44%, well inside the approximate historical average of 3.24% (including EFH).

Portfolio Specifics: The Fund underperformed the Index during the reporting period, attributable primarily to a deliberate avoidance of several high-risk, volatile issues that ultimately performed above our expectations. Foremost among these were loans currently in default — led by EFH immediately after its bankruptcy filing — which topped all other ratings categories to return 4.64%. The Fund was significantly underweight loans currently in default based on our longer-term recovery views. During the latter part of the period, EFH reversed course and became the single largest detractor from the Index's return. Also, in the early part of the period the Fund employed less leverage than its historical norm, in response to uncertainty about the direction and magnitude of retail investor net redemptions. Later, as the volatility of outflows moderated and became more predictable, we returned the Fund's leverage to target levels.

In general, credit spreads remained fairly range-bound during the period. In an effort to capture what we believed to be the best relative value available, the bulk of incremental investment took place in the new issue market, which typically offers a slight discount to face value. In all cases, we sought to strike a healthy balance between investing for greater yield and maintaining acceptable credit quality. As of period-end, the weighted average coupon of the portfolio's loan assets, inclusive of LIBOR(1) floors, was 5.04%, compared to 4.58% for the Index. At period-end, the Fund had more than 87% of assets positioned in the single-B rating category with less than 6.5% positioned in loans rated CCC or lower. This compares to 85% and 8%, respectively, for the Index.

The Fund's top industry exposures at the end of the reporting period were electronics, healthcare, retail, business equipment and services and chemicals and plastics. These sector exposures were generally beneficial to relative returns. During the period, the Fund held positions in four of the five the largest contributors to Index performance: Clear Channel Communications, Inc., SuperMedia Inc., Asurion Corporation LLC and Dell International LLC. The contribution from these

TOP TEN SENIOR LOAN ISSUERS
AS OF AUGUST 31, 2014
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Dell International LLC	1.5%	2.2%
BJs Wholesale Club	1.4%	2.1%
Acosta, Inc.	1.2%	1.7%
Neiman Marcus Group, Inc	1.2%	1.7%
Jacobs Douwe Egberts	1.1%	1.6%
Hub International Limited	1.1%	1.6%
Freescale Semiconductor, Inc.	1.1%	1.6%
Fitness International, LLC.	1.0%	1.5%
Amaya Gaming Group Inc.	1.0%	1.5%
Delta2 Sarl Luxembourg (Formula One World Championship)	1.0%	1.4%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2014
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	10.6%	15.5%
Health Care	9.9%	14.4%
Retailers (Except Food & Drug)	8.9%	13.0%
Business Equipment & Services	8.8%	12.9%
Chemicals & Plastics	5.1%	7.4%
Lodging & Casinos	4.3%	6.3%
Industrial Equipment	4.1%	6.0%
Leisure Goods/Activities/Movies	4.1%	5.9%
Telecommunications	4.0%	5.8%
Diversified Insurance	3.8%	5.5%

(1)  The London Interbank Offered Rate is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

3

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

positions was slightly offset by a much smaller position in one of the five largest detractors, Nelson Education Ltd. ("Nelson"). As of period-end, Nelson, which missed an interest payment during the reporting period and was engaged in restructuring, was the only defaulted loan in the portfolio, representing approximately 0.13% of total assets under management ("AUM").

We believe the Fund continues to be well diversified, with 307 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.33% of AUM, while the average industry exposure closed the period at 2.86% of AUM. Both measures were relatively unchanged from the prior reporting period.

Current Strategy and Outlook: We started the year with the anticipation that the U.S. loan market, as broadly represented by the Index, would generate in 2014 a coupon-like return in the 4-5% range. While overall performance during the early part of the period was largely consistent with this view, recent price softness related to variable market technical factors could make achieving that initial projection challenging. We believe U.S. retail investors, an important factor in our analysis, are likely to remain on the sidelines until a lift in short-term rates appears more imminent. Still, we remain constructive on the prospects for the loan asset class, given the apparent leveling of credit spreads and yields, a reasonably sanguine outlook for fundamental credit risk and the expected continued presence of institutional investors. And as the domestic economy continues to gain momentum, the Fed, in our view, will face increasing pressure to begin the process of normalizing interest rates, which, of course, would be a further tailwind for loan prices and yields.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Senior Income Fund
October 1, 2014

Ratings Distribution as of August 31, 2014
Ba	23.34%
B	69.20%
Caa and below	6.41%
Not rated*	1.05%

Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

4

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2014
	1 Year	3 Years	5 Years	10 Years	Since Inception of Classes I and W April 15, 2008
Including Sales Charge:
Class A(1)	2.31%	8.80%	8.29%	4.02%	—
Class B(2)	1.34%	8.61%	8.17%	4.00%	—
Class C(3)	3.40%	9.17%	8.31%	4.00%	—
Class I	5.13%	10.03%	9.15%	—	6.38%
Class W	5.12%	10.00%	9.14%	—	6.41%
Excluding Sales Charge:
Class A	4.91%	9.71%	8.84%	4.52%	—
Class B	4.33%	9.17%	8.31%	4.00%	—
Class C	4.40%	9.17%	8.31%	4.00%	—
Class I	5.13%	10.03%	9.15%	—	6.38%
Class W	5.12%	10.00%	9.14%	—	6.41%
S&P/LSTA Leveraged Loan Index(4)	4.73%	7.02%	7.27%	5.21%	6.43%

Total net returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser. Had all fees and expenses been considered, the total net returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Return calculations for the period beginning July 1, 2002 through October 10, 2004, reflect deduction of the maximum Class A sales charge of 4.75%. Return calculations with a starting date after October 11, 2004 are based on a 2.50% sales charge. There is no front-end sales charge if you purchase Class A common shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3.00% in the first year, declining to 1.00% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1.00% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

5

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class B	Class C	Class I	Class W
August 31, 2014	4.80%	4.43%	4.42%	4.97%	5.18%
February 28, 2014	4.70%	4.28%	4.33%	5.08%	5.07%
	Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class I	Class W
August 31, 2014	4.57%	4.09%	4.08%	4.87%	4.85%
February 28, 2014	5.11%	4.62%	4.62%	5.39%	5.38%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the Securities Exchange Commission standardized yield formula for open-end investment companies.

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's Common Shares. If short-term market interest rates fall, the yield on the Fund's Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Fund's Common Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate will generally decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not less than 5% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

6

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2014 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,128,802,626)	$1,122,937,089
Cash	2,658,281
Foreign currencies at value (Cost $321,375)	318,528
Receivables:
Investment securities sold	34,723,023
Fund shares sold	2,043,815
Dividends and interest	6,598,386
Other fees	377
Unrealized appreciation on forward foreign currency contracts	844,782
Unrealized appreciation on unfunded commitments	149,306
Prepaid expenses	53,365
Other assets	21,817
Total assets	1,170,348,769
LIABILITIES:
Notes payable	287,500,000
Payable for investment securities purchased	76,365,172
Accrued interest payable	164,623
Payable for investment management fees	787,295
Payable for administrative fees	92,949
Payable for distribution and shareholder service fees	287,160
Income distribution payable	2,645,236
Unrealized depreciation on forward foreign currency contracts	1,529
Accrued trustees fees	2,160
Payable to trustees under the deferred compensation plan (Note 9)	21,817
Other accrued expenses and liabilities	89,771
Total liabilities	367,957,712
NET ASSETS	$802,391,057
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,075,794,774
Distributions in excess of net investment income	(2,621,942)
Accumulated net realized loss	(266,461,179)
Net unrealized depreciation	(4,320,596)
NET ASSETS	$802,391,057

See Accompanying Notes to Financial Statements

7

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2014 (Unaudited) (continued)

Class A
Net assets	$350,536,452
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	26,195,250
Net asset value and redemption price per share	$13.38
Maximum offering price per share (2.50%)(1)	$13.72
Class B
Net assets	$439,702
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	32,954
Net asset value and redemption price per share(2)	$13.34
Class C
Net assets	$329,847,258
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	24,692,492
Net asset value and redemption price per share(2)	$13.36
Class I
Net assets	$81,099,414
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	6,074,395
Net asset value and redemption price per share	$13.35
Class W
Net assets	$40,468,231
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	3,022,035
Net asset value and redemption price per share	$13.39

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

8

Voya Senior Income Fund

STATEMENT OF OPERATIONS for the Period Ended August 31, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends	$140,427
Interest	28,971,328
Amendment fees earned	375,053
Other fees	66,295
Total investment income	29,553,103
EXPENSES:
Investment management fees	4,589,810
Administration fees	573,726
Distribution and service fees:
Class A	483,943
Class B	2,325
Class C	1,295,586
Transfer agent fees:
Class A	119,922
Class B	144
Class C	106,961
Class I	20,238
Class W	13,947
Interest expense	1,674,091
Custodian fees	308,284
Professional fees	101,205
Trustees fees	15,617
Registration fees	59,592
Shareholder reporting expense	150,283
Miscellaneous expense	36,352
Total expenses	9,552,026
Net waived and reimbursed fees	(60,128)
Net expenses	9,491,898
Net investment income	20,061,205
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	406,833
Forward foreign currency contracts	171,075
Foreign currency related transactions	1,850,510
Net realized gain	2,428,418
Net change in unrealized appreciation (depreciation) on:
Investments	(12,006,260)
Forward foreign currency contracts	1,875,751
Foreign currency related transactions	512,050
Unfunded commitments	(21,717)
Net change in unrealized appreciation (depreciation)	(9,640,176)
Net realized and unrealized loss	(7,211,758)
Increase in net assets resulting from operations	$12,849,447

See Accompanying Notes to Financial Statements

9

Voya Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Period Ended August 31, 2014	Year Ended February 28, 2014
FROM OPERATIONS:
Net investment income	$20,061,205	$39,638,143
Net realized gain	2,428,418	7,620,964
Net change in unrealized appreciation (depreciation)	(9,640,176)	4,663,524
Increase in net assets resulting from operations	12,849,447	51,922,631
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(9,294,152)	(16,456,689)
Class B	(10,044)	(30,879)
Class C	(7,447,921)	(14,605,998)
Class I	(2,380,971)	(4,085,844)
Class W	(1,136,055)	(3,847,849)
Return of capital:
Class A	—	(2,455,877)
Class B	—	(3,426)
Class C	—	(2,118,850)
Class I	—	(685,600)
Class W	—	(300,924)
Decrease in net assets from distributions to shareholders	(20,269,143)	(44,591,936)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,913,606	536,801,506
Reinvestment of distributions	2,667,496	6,846,784
	95,581,102	543,648,290
Cost of shares repurchased	(192,889,139)	(230,471,261)
Net increase (decrease) in net assets resulting from capital share transactions	(97,308,037)	313,177,029
Net increase (decrease) in net assets	(104,727,733)	320,507,724
NET ASSETS:
Beginning of year or period	907,118,790	586,611,066
End of year or period	$802,391,057	$907,118,790
Distributions in excess of net investment income at end of year or period	$(2,621,942)	$(2,414,004)

See Accompanying Notes to Financial Statements

10

Voya Senior Income Fund

STATEMENT OF CASH FLOWS for the Period Ended August 31, 2014 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$28,676,992
Dividends received	140,427
Other income received	421,127
Interest paid	(1,573,441)
Other operating expenses paid	(7,781,608)
Purchases of securities	(468,543,069)
Proceeds on sale of securities	564,825,418
Net cash provided by operating activities	116,165,846
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(17,905,601)
Proceeds from shares sold	97,082,391
Disbursements for shares repurchased	(192,889,139)
Net decrease in notes payable	(6,000,000)
Net cash flows used in financing activities	(119,712,349)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(12,410)
Cash
Net decrease in cash	(3,558,913)
Cash and foreign currency at beginning of year or period	6,535,722
Cash and foreign currency at end of year or period	$2,976,809
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Increase in net assets resulting from operations	$12,849,447
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	12,006,260
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(1,875,751)
Change in unrealized appreciation or depreciation on unfunded commitments	21,717
Change in unrealized appreciation or depreciation on other assets and liabilities	(512,050)
Accretion of discounts on investments	(939,657)
Net amortization of premiums on investments	394,123
Net realized gain on sale of investments, forward foreign currency contracts and foreign currency related transactions	(2,428,418)
Purchases of securities	(468,543,069)
Proceeds from disposition of securities	564,825,418
Increase in other assets	(20,221)
Decrease in interest receivable	251,198
Decrease in prepaid expenses	13,975
Increase in accrued interest payable	100,650
Increase in payable for investment management fees	54,844
Increase in payable for administrative fees	1,864
Increase in payable for shareholder service and distribution fees	13,248
Increase in accrued trustee fees	18,183
Decrease in accrued expenses	(65,915)
Total adjustments	103,316,399
Net cash provided by operating activities	$116,165,846
Non Cash Financing Activities
Receivable for shares sold	$2,043,815
Reinvestment of distributions	$2,667,496

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
Class A
08-31-14	13.50	0.33		(0.12)	0.21	(0.33)	—	—	(0.33)	13.38	1.54
02-28-14	13.34	0.70	*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44
02-28-13	12.76	0.95		0.60	1.55	(0.97)	—	—	(0.97)	13.34	12.56
02-29-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65
02-28-09	13.21	0.77		(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	)(a)
02-29-08	15.57	1.04		(2.35)	(1.31)	(0.95)	(0.03)	(0.07)	(1.05)	13.21	(8.94)
02-28-07	15.56	1.01		0.02	1.03	(1.02)	—	—	(1.02)	15.57	6.84
02-28-06	15.59	0.78		(0.03)	0.75	(0.78)	—	—	(0.78)	15.56	4.96
02-28-05	15.47	0.55		0.18	0.73	(0.56)	(0.05)	—	(0.61)	15.59	4.80
Class B
08-31-14	13.46	0.29		(0.12)	0.17	(0.29)	—	—	(0.29)	13.34	1.29
02-28-14	13.31	0.65	*	0.24	0.89	(0.66)	—	(0.08)	(0.74)	13.46	6.84
02-28-13	12.72	1.17		0.33	1.50	(0.91)	—	—	(0.91)	13.31	12.13
02-29-12	13.36	0.72		(0.78)	(0.06)	(0.58)	—	—	(0.58)	12.72	(0.38)
02-28-11	12.57	0.43		0.91	1.34	(0.51)	—	(0.04)	(0.55)	13.36	10.92
02-28-10	8.71	0.45	*	4.00	4.45	(0.59)	—	—	(0.59)	12.57	52.11
02-28-09	13.17	0.70		(4.45)	(3.75)	(0.71)	—	—	(0.71)	8.71	(29.47	)(a)
02-29-08	15.53	0.96		(2.34)	(1.38)	(0.94)	(0.03)	(0.01)	(0.98)	13.17	(9.43)
02-28-07	15.53	0.92		0.02	0.94	(0.94)	—	—	(0.94)	15.53	6.26
02-28-06	15.57	0.70		(0.04)	0.66	(0.70)	—	—	(0.70)	15.53	4.37
02-28-05	15.45	0.47	*	0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.57	4.28
Class C
08-31-14	13.47	0.29		(0.11)	0.18	(0.29)	—	—	(0.29)	13.36	1.36
02-28-14	13.32	0.64	*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85
02-28-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05
02-29-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87
02-28-09	13.19	0.71		(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	)(a)
02-29-08	15.55	0.96		(2.34)	(1.38)	(0.88)	(0.03)	(0.07)	(0.98)	13.19	(9.42)
02-28-07	15.55	0.93		0.01	0.94	(0.94)	—	—	(0.94)	15.55	6.25
02-28-06	15.58	0.70		(0.03)	0.67	(0.70)	—	—	(0.70)	15.55	4.44
02-28-05	15.46	0.47		0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.58	4.28
Class I
08-31-14	13.47	0.35		(0.13)	0.22	(0.34)	—	—	(0.34)	13.35	1.68
02-28-14	13.31	0.73	*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76
02-28-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87
02-29-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19
04-15-08(4)-02-28-09	13.24	0.66		(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	)(a)
Class W
08-31-14	13.51	0.35		(0.13)	0.22	(0.34)	—	—	(0.34)	13.39	1.68
02-28-14	13.36	0.74	*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65
02-28-13	12.76	0.98		0.62	1.60	(1.00)	—	—	(1.00)	13.36	13.00
02-29-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18
04-15-08(4)-02-28-09	13.24	0.65		(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	)(a)

	Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-14	1.64	2.02	4.76	1.65		2.03		4.75		350,536	44
02-28-14	1.61	1.98	5.23	1.59		1.95		5.25		403,027	76
02-28-13	1.66	2.14	7.23	1.68		2.16		7.21		234,056	94
02-29-12	1.63	2.09	5.54	1.66		2.13		5.51		237,853	68
02-28-11	1.52	1.93	4.27	1.51		1.92		4.28		400,327	64
02-28-10	1.46	1.82	4.44	1.61	(5)	1.97	(5)	4.29	(5)	455,482	39
02-28-09	1.61	2.81	6.52	1.71		2.91		6.42		278,225	10
02-29-08	1.53	2.81	6.85	1.53		2.81		6.85		595,017	56
02-28-07	1.50	2.56	6.42	1.48		2.54		6.44		998,140	57
02-28-06	1.50	2.20	4.98	1.48		2.18		5.00		918,621	82
02-28-05	1.34	1.45	6.49	1.35		1.46		3.48		736,740	82
Class B
08-31-14	2.14	2.52	4.27	2.40		2.78		4.00		440	44
02-28-14	2.11	2.48	4.82	2.34		2.70		4.59		525	76
02-28-13	2.16	2.64	6.67	2.43		2.91		6.40		694	94
02-29-12	2.13	2.59	5.01	2.41		2.87		4.73		10,670	68
02-28-11	2.02	2.42	3.75	2.26		2.66		3.51		24,293	64
02-28-10	1.96	2.32	4.04	2.36	(5)	2.72	(5)	3.64	(5)	34,655	39
02-28-09	2.11	3.31	6.02	2.46		3.66		5.67		32,838	10
02-29-08	2.04	3.35	6.36	2.29		3.60		6.11		75,885	56
02-28-07	2.00	3.06	5.91	2.23		3.29		5.68		111,749	57
02-28-06	1.99	2.69	4.45	1.97		2.67		4.47		120,254	82
02-28-05	1.87	1.94	2.93	2.13		2.19		2.67		125,200	82
Class C
08-31-14	2.14	2.52	4.27	2.15		2.53		4.25		329,847	44
02-28-14	2.10	2.47	4.78	2.08		2.44		4.81		345,801	76
02-28-13	2.14	2.62	6.75	2.16		2.64		6.73		265,812	94
02-29-12	2.13	2.59	5.11	2.16		2.63		5.08		273,361	68
02-28-11	2.02	2.43	3.78	2.01		2.42		3.79		354,965	64
02-28-10	1.96	2.32	3.98	2.11	(5)	2.47	(5)	3.83	(5)	388,111	39
02-28-09	2.11	3.31	6.02	2.21		3.41		5.92		280,599	10
02-29-08	2.04	3.35	6.35	2.04		3.35		6.35		625,516	56
02-28-07	2.00	3.06	5.92	1.98		3.04		5.93		927,950	57
02-28-06	1.99	2.69	4.46	1.97		2.67		4.48		923,549	82
02-28-05	1.83	1.94	2.88	1.83		1.95		2.87		830,584	82
Class I
08-31-14	1.39	1.77	5.01	1.39		1.77		5.01		81,099	44
02-28-14	1.33	1.70	5.43	1.30		1.67		5.46		109,180	76
02-28-13	1.41	1.89	7.50	1.43		1.91		7.48		36,900	94
02-29-12	1.38	1.84	6.19	1.41		1.88		6.16		27,051	68
02-28-11	1.27	1.68	4.71	1.26		1.67		4.72		3,977	64
02-28-10	1.21	1.57	4.42	1.36	(5)	1.72	(5)	4.27	(5)	26	39
04-15-08(4)-02-28-09	1.26	2.46	6.87	1.36		2.56		6.77		2	10
Class W
08-31-14	1.39	1.77	5.01	1.40		1.78		4.99		40,468	44
02-28-14	1.36	1.73	5.51	1.34		1.70		5.54		48,587	76
02-28-13	1.41	1.89	7.40	1.43		1.91		7.38		49,149	94
02-29-12	1.38	1.84	5.82	1.41		1.88		5.79		19,186	68
02-28-11	1.27	1.68	4.52	1.26		1.67		4.53		26,353	64
02-28-10	1.21	1.57	4.47	1.36	(5)	1.72	(5)	4.32	(5)	27,950	39
04-15-08(4)-02-28-09	1.21	2.56	8.25	1.31		2.66		8.15		4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of

Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

(5)  Includes excise tax fully reimbursed by the Investment Advisor.

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-14	287,500	3,790	273,963	26,195
02-28-14	293,500	4,090	228,860	29,859
02-28-13	169,000	4,470	191,959	17,541
02-29-12	202,000	3,810	208,126	18,644
02-28-11	183,000	5,430	158,805	29,876
02-28-10	108,000	9,390	94,368	36,155
02-28-09	152,000	5,080	288,762	31,849
02-29-08	544,000	3,484	426,164	45,039
02-28-07	237,000	10,171	404,137	64,122
02-28-06	389,000	6,519	325,044	59,029
02-28-05	163,000	1,251	34,767	47,252
Class B
08-31-14	287,500	3,790	273,963	33
02-28-14	293,500	4,090	228,860	39
02-28-13	169,000	4,470	191,959	52
02-29-12	202,000	3,810	208,126	839
02-28-11	183,000	5,430	158,805	1,818
02-28-10	108,000	9,390	94,368	2,758
02-28-09	152,000	5,080	288,762	3,768
02-29-08	544,000	3,484	426,164	5,760
02-28-07	237,000	10,171	404,137	7,195
02-28-06	389,000	6,519	325,044	7,742
02-28-05	163,000	1,251	34,767	8,043
Class C
08-31-14	287,500	3,790	273,963	24,692
02-28-14	293,500	4,090	228,860	25,664
02-28-13	169,000	4,470	191,959	19,949
02-29-12	202,000	3,810	208,126	21,454
02-28-11	183,000	5,430	158,805	26,522
02-28-10	108,000	9,390	94,368	30,843
02-28-09	152,000	5,080	288,762	32,152
02-29-08	544,000	3,484	426,164	47,406
02-28-07	237,000	10,171	404,137	59,679
02-28-06	389,000	6,519	325,044	59,402
02-28-05	163,000	1,251	34,767	53,316
Class I
08-31-14	287,500	3,790	273,963	6,074
02-28-14	293,500	4,090	228,860	8,106
02-28-13	169,000	4,470	191,959	2,772
02-29-12	202,000	3,810	208,126	2,126
02-28-11	183,000	5,430	158,805	297
02-28-10	108,000	9,390	94,368	2
04-15-08(2)-02-28-09	152,000	5,080	288,762	0 *
Class W
08-31-14	287,500	3,790	273,963	3,022
02-28-14	293,500	4,090	228,860	3,597
02-28-13	169,000	4,470	191,959	3,678
02-29-12	202,000	3,810	208,126	1,503
02-28-11	183,000	5,430	158,805	1,966
02-28-10	108,000	9,390	94,368	2,219
04-15-08(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

13

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933 as amended (the "'33 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has five classes of shares: A, B, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1.00% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain Voya mutual funds. Class B shares are subject to an EWC of up to 3.00% over the five-year period after purchase and Class C shares are subject to an EWC of 1.00% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B Common Shares of the Fund are closed to new investment, provided that: (1) Class B Common Shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B Common Shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for the Fund's Class B Common Shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Senior Loan and Other Security Valuation. U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Senior loans held by the Fund are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

14

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2014, 100.0% of total loans were valued based on these procedures.

Prices from a pricing service may not be available for all loans and Voya Investments, LLC (formerly, ING Investments, LLC) (the "Investment Adviser" or "Voya Investments"), an Arizona limited liability company, or Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser that the Investment Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Fund's Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser and monitored by the Fund's Board.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality, maturing in 60 days or less from date of acquisition, are valued at amortized cost which approximates fair value. To the extent the Fund invests in other registered investment companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at

15

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended August 31, 2014, there have been no significant changes to the fair valuation methodologies.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Fund's Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an

16

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

D.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets

17

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

G.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended August 31, 2014, the Fund had an average quarterly contract amount on forward foreign currency contracts to sell of $60,408,504.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2014, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $499,311,230 and $597,148,196, respectively. At August 31, 2014, the Fund held senior loans valued at $1,118,492,558 representing 99.6% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Total Restricted Securities excluding senior loans (fair value $0 was 0.00% of net assets at August 31, 2014)		$—

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's Managed Assets. For the purposes of the Management Agreement, "Managed Assets" shall mean the Fund's average daily gross asset value, minus the sum of the Fund's accrued

18

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares).

The Investment Adviser has entered into a Sub-Advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

The Fund has also entered into an Administration Agreement with Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (the "Administrator"), a Delaware limited liability company, to provide administrative services. For its services, the Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund, except Class I and Class W, has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (the "Distributor"), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C
0.25%	1.00%	0.75%

During the period ended August 31, 2014, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations.

The Expense Limitation Agreement is contractual through July 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Management Agreement has been terminated.

19

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

As of August 31, 2014, the amount of reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2015	2016	2017	Total
$131,007	$—	$—	$131,007

In addition to the above waived or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2014, are as follows:

	August 31,
	2015	2016	2017	Total
Class A	$—	$—	$29,338	$29,338
Class B	—	—	35	35
Class C	—	—	26,833	26,833
Class W	—	—	3,341	3,341

NOTE 7 — COMMITMENTS

The Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $425 million maturing May 15, 2015. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. There was $287.5 million of borrowings outstanding at August 31, 2014. Weighted average interest rate on outstanding borrowings was 1.11%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 24.57% of total assets at August 31, 2014. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the year ended August 31, 2014 were $273,963,043 and the average annualized interest rate was 1.21%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2014, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Longview Power, LLC, DIP Facility	$271,465

The unrealized appreciation on these commitments of $149,306 as of August 31, 2014 is reported as such on the Statement of Assets and Liabilities.

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the "notional" funds selected by the trustee. The Fund purchases shares of the "notional" funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the Statement of Assets and Liabilities. Deferral of trustees' fees under the Plan will not affect net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the period ended August 31, 2014.

20

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2014, the Fund held no subordinated loans or unsecured loans.

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-14	3,552,081	106,928	(7,323,203)	—	(3,664,194)
02-28-14	18,870,321	245,329	(6,796,845)	—	12,318,805
Class B
08-31-14	428	85	(6,567)	—	(6,054)
02-28-14	6,474	669	(20,270)	—	(13,127)
Class C
08-31-14	1,908,549	57,550	(2,937,371)	—	(971,272)
02-28-14	8,489,741	184,871	(2,959,584)	—	5,715,028
Class I
08-31-14	976,415	14,073	(3,021,913)	—	(2,031,425)
02-28-14	7,843,206	40,397	(2,549,786)	—	5,333,817
Class W
08-31-14	472,870	20,067	(1,067,458)	—	(574,521)
02-28-14	4,668,996	37,589	(4,788,242)	—	(81,657)
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-14	47,802,053	1,436,240	(98,453,214)	—	(49,214,921)
02-28-14	254,080,732	3,303,286	(91,533,744)	—	165,850,274
Class B
08-31-14	5,740	1,138	(88,180)	—	(81,302)
02-28-14	86,873	8,985	(272,172)	—	(176,314)
Class C
08-31-14	25,632,789	771,690	(39,408,025)	—	(13,003,546)
02-28-14	114,201,813	2,485,388	(39,807,034)	—	76,880,167
Class I
08-31-14	13,109,408	188,662	(40,567,929)	—	(27,269,859)
02-28-14	105,478,283	542,484	(34,298,178)	—	71,722,589
Class W
08-31-14	6,363,616	269,766	(14,371,791)	—	(7,738,409)
02-28-14	62,953,805	506,641	(64,560,133)	—	(1,099,687)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

21

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2014	Year Ended February 28, 2014
Ordinary Income	Ordinary Income	Return of Capital
$20,269,143	$39,027,259	$5,564,677

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Fund's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Unrealized Appreciation/	Capital Loss Carryforwards
(Depreciation)	Amount	Character	Expiration
$5,624,323	$(80,562,079)	Short-term	2017
	(133,167,631)	Short-term	2018
	(31,805,887)	Short-term	2019
	(22,626,245)	Long-term	None
	$(268,161,842)

The Fund's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of August 31, 2014, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — RESTRUCTURING PLAN

In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the "IPO"). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014 and September 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING

22

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2014 (Unaudited) (continued)

NOTE 14 — RESTRUCTURING PLAN (continued)

Groep's divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Fund. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Fund, as applicable, in connection with the IPO. Shareholders of the Fund approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and certain affiliated entities that provide services to the Fund, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the loss of access to the resources of ING Groep by the Investment Adviser and certain affiliated entities that provide services to the Fund, which could adversely affect their businesses. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Fund and its operation.

NOTE 15 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2014 the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.05065	Daily	Daily	October 1, 2014
B	$0.04518	Daily	Daily	October 1, 2014
C	$0.04517	Daily	Daily	October 1, 2014
I	$0.05340	Daily	Daily	October 1, 2014
W	$0.05340	Daily	Daily	October 1, 2014

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 139.4%
			Aerospace & Defense: 0.1%
	625,000	(1)	Custom Sensors & Technologies, First Lien Term Loan, 06/18/21	$625,586	0.1
			Automotive: 5.3%
	1,171,875		BBB Industries, LLC, Term Loan B, 5.500%, 03/27/19	1,174,316	0.1
	7,000,000		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,995,625	0.9
	5,899,591		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	5,932,776	0.7
	831,150		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	806,215	0.1
	10,775,000	(1)	Gates Global LLC, First Lien Secured Term Loan, 4.250%, 06/30/21	10,706,536	1.3
	3,200,000		Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	3,214,640	0.4
	875,000	(1)	Key Safety Systems, Inc., First Lien Term Loan, 07/23/21	876,641	0.1
	646,492		Key Safety Systems, Inc., Term Facility, 4.750%, 05/15/18	647,301	0.1
EUR	1,477,500		Metaldyne, LLC, Term Loan E, 4.750%, 12/15/18	1,949,854	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,828,262		Metaldyne, LLC, USD Term Loan B, 4.250%, 12/31/18	$2,832,977	0.4
	587,189		Schrader International, Upsized Lux Term Loan, 5.000%, 04/27/18	587,923	0.1
	451,697		Schrader International, Upsized USD Term Loan, 5.000%, 04/27/18	452,261	0.1
	5,043,125	(1)	TI Group Automotive Systems, L.L.C., Term Loan B, 4.250%, 07/02/21	5,043,125	0.6
	1,571,481		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	1,575,409	0.2
				42,795,599	5.3
			Beverage & Tobacco: 2.7%
EUR	3,075,000		Iglo Foods, Term loan B1 (EUR), 4.319%, 06/30/20	4,047,552	0.5
GBP	2,675,000		Iglo Foods, Term loan B2 (GBP), 5.251%, 06/30/20	4,442,985	0.6
EUR	10,000,000	(1)	Jacobs Douwe Egberts, TL B-1 EUR, 06/30/21	12,940,357	1.6
				21,430,894	2.7
			Building & Development: 1.7%
	1,250,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,276,562	0.2

See Accompanying Notes to Financial Statements

24

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development (continued)
2,561,962		Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	$2,559,562	0.3
3,100,000	(1)	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 05/27/21	3,114,183	0.4
1,460,287		Minimax Viking GmbH, Facility B1 Loan, 4.500%, 08/30/20	1,465,763	0.2
4,126,797		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	4,117,771	0.5
815,000		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	825,697	0.1
			13,359,538	1.7
		Business Equipment & Services: 12.9%
6,000,000	(1)	Acosta, Inc., Term Loan B, 08/13/21	6,016,248	0.7
7,914,359		Acosta, Inc., Upsized Term Loan B, 4.250%, 03/02/18	7,948,984	1.0
145,161	(1)	Advantage Sales & Marketing, Inc., Delayed Draw Term Loan, 07/21/21	144,060	0.0
4,354,839		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/21/21	4,321,790	0.5
1,200,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/21/22	1,205,550	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,250,000	AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	$1,266,666	0.2
	3,910,599	AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	3,906,935	0.5
	3,275,250	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	3,274,228	0.4
	920,000	Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	924,888	0.1
	2,210,000	Catalina Marketing Corporation, First Lien Term Loan, 4.500%, 04/01/21	2,180,534	0.3
	1,700,000	Catalina Marketing Corporation, Second Lien Term Loan, 7.750%, 04/01/22	1,676,625	0.2
	3,981,228	Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/15/19	3,958,834	0.5
	5,435,100	CorpSource Finance Holdings, LLC, First Lien Term Loan, 5.250%, 04/30/18	5,464,542	0.7
	1,860,000	CorpSource Finance Holdings, LLC, Second Lien, 8.750%, 04/30/19	1,878,600	0.2
EUR	645,000	CPA Global Financing, First Lien Term Loan Euro, 4.750%, 11/30/20	853,218	0.1

See Accompanying Notes to Financial Statements

25

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	646,750	CPA Global Financing, First Lien Term Loan USD, 4.500%, 11/30/20	$650,792	0.1
	758,770	First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	758,770	0.1
	1,398,224	First American Payment Systems, Second Lien, 10.750%, 03/30/19	1,398,224	0.2
	1,015,748	GCA Services, Replacement Term Loan, 4.269%, 11/01/19	1,013,843	0.1
	5,000,000	Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	5,020,000	0.6
EUR	2,700,000	ION Trading Technologies Limited, First Lien Term Loan EURO, 4.500%, 06/10/21	3,558,751	0.4
	692,308	ION Trading Technologies Limited, Second Lien Term Loan, 7.250%, 06/10/22	693,822	0.1
	5,809,524	iQor, First Lien Term Loan, 6.000%, 04/01/21	5,475,476	0.7
	2,500,000	iQor, Second Lien Term Loan, 9.750%, 04/01/22	2,325,000	0.3
	997,500	Knowledge Universe Education, LLC, Term Loan B, 5.250%, 03/20/21	1,009,969	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,975,000	Learning Care Group, Term loan, 5.832%, 05/01/21	$1,979,938	0.2
	3,161,290	Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	3,185,989	0.4
	2,000,000	Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	2,050,000	0.3
	2,465,278	Miller Heiman, Inc., Term Loan B, 6.758%, 09/30/19	2,419,054	0.3
	2,592,594	Misys (Magic Newco 2 S.a.r.l.), Term Loan B add-on, 5.000%, 12/01/18	2,607,501	0.3
	2,500,000	Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,478,125	0.3
	1,250,000	Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	1,253,125	0.2
	250,000	Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	252,188	0.0
	2,079,000	RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,093,293	0.3
	2,530,000	Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	2,548,186	0.3
GBP	1,140,000	Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	1,907,949	0.2

See Accompanying Notes to Financial Statements

26

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
	780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	$784,485	0.1
EUR	498,750		Sophos, Term Loan B EUR, 5.250%, 01/30/21	659,019	0.1
	2,593,500		Sophos, Term Loan B USD, 5.000%, 01/30/21	2,604,307	0.3
	1,440,734		Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/09/20	1,440,950	0.2
	3,520,845		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	3,552,708	0.4
	583,333		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	586,250	0.1
	1,291,667		Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	1,298,125	0.2
	2,102,977		Transfirst Holdings, Inc., First Lien Term Loan, 4.250%, 12/27/17	2,101,663	0.3
	740,625		Wash Multi-Family Services, USD Term Loan, 4.503%, 02/21/19	740,625	0.1
				103,469,829	12.9
			Cable & Satellite Television: 3.7%
	6,000,000	(1)	Charter Communications Operating, LLC, TLG, 08/08/21	6,047,346	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,725,343	LIBERTY CABLEVISION OF PUERTO RICO LLC., First Lien Term Facility, 4.500%, 12/31/21	$3,725,924	0.5
	250,000	LIBERTY CABLEVISION OF PUERTO RICO LLC., Second Lien Facility, 7.750%, 06/30/23	250,938	0.0
	1,980,003	New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,983,715	0.2
	4,375,872	RCN Cable, Term Loan B, 4.500%, 02/25/20	4,388,181	0.5
GBP	3,250,000	Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.250%, 06/30/23	5,395,970	0.7
	7,801,627	Wideopenwest Finance, LLC, Term Loan B, 4.750%, 04/01/19	7,821,131	1.0
			29,613,205	3.7
		Chemicals & Plastics: 7.4%
	3,044,700	Armacell, First Lien Term Loan USD, 5.500%, 06/30/20	3,056,118	0.4
	4,888,121	Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	4,894,842	0.6
EUR	915,750	Axalta Coating Systems (fka DuPont Performance Coatings), 2014 Specified Refinancing Euro Term Loan, 4.250%, 02/02/20	1,206,859	0.2

See Accompanying Notes to Financial Statements

27

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastic (continued)
1,241,014	AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	$1,249,288	0.2
250,000	AZ Chem US Inc., Second Lien Senior Secured Term Loan, 7.500%, 06/13/22	253,125	0.0
1,100,000	Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/15/21	1,099,587	0.1
1,000,000	Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/15/22	1,000,625	0.1
997,500	Ennis Flint (a.k.a Road Infrastructure Investment LLC), First Lien Term Facility, 4.250%, 04/01/21	989,708	0.1
1,800,000	Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 07/31/21	1,803,749	0.2
650,000	Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	659,750	0.1
2,928,749	Houghton International, Inc., USD First Lien Term Loan, 4.000%, 12/20/19	2,915,022	0.4
3,349,653	Ineos US Finance LLC, Cash Dollar Term Loan, 3.750%, 05/04/18	3,332,905	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	982,076		KLEOPATRA LUX 2 S.À. R.L, New Term Loan B, 4.750%, 12/21/16	$987,805	0.1
	897,750		Kronos Worldwide, Inc., Term Loan B Facility, 4.750%, 02/21/20	901,004	0.1
	3,415,500		MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	3,403,047	0.4
EUR	1,145,000	(1)	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Euro Term Facility, 06/07/20	1,506,353	0.2
	590,000	(1)	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), USD Add On, 06/07/20	587,787	0.1
	2,070,564		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	2,075,740	0.3
	1,074,316		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	1,077,002	0.1
EUR	1,548,949		Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	2,037,786	0.3
	31,751		Monarch (Allnex S.a.r.l.), Second Lien Term Loan, 8.250%, 04/01/20	32,227	0.0
	1,100,000	(1)	Orion Engineered Carbons, Term Loan B (USD), 07/25/21	1,102,750	0.1
EUR	2,183,500		Oxea S.a.r.l., First Lien Term Loan Euro, 4.500%, 01/15/20	2,864,528	0.4

See Accompanying Notes to Financial Statements

28

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastic (continued)
3,141,263	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	$3,135,373	0.4
1,100,000	Oxea S.a.r.l., Second Lien Term Loan USD, 8.250%, 07/15/20	1,105,720	0.1
2,139,874	Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	2,152,581	0.3
1,100,000	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	1,095,050	0.1
4,200,437	Tronox Pigments (Netherlands) BV, Term Loan, 4.000%, 03/19/20	4,201,420	0.5
5,598,128	Univar Inc., Term Loan B, 5.000%, 06/30/17	5,612,706	0.7
2,893,480	Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	2,907,045	0.4
		59,247,502	7.4
	Clothing/Textiles: 0.6%
3,680,741	Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	3,699,145	0.5
1,035,950	Vince, LLC, Term Loan, 6.000%, 11/27/19	1,046,309	0.1
		4,745,454	0.6
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Conglomerates: 1.4%
	1,300,000		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	$1,308,125	0.2
	600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	594,000	0.1
	3,950,000		ServiceMaster Company, Term Loan, 4.250%, 06/30/21	3,925,312	0.5
CAD	320,522		Spectrum Brands, Inc., $CAD Term Loan, 5.025%, 12/17/19	294,419	0.0
	3,563,075		Waterpik, First Lien, 5.750%, 07/01/20	3,576,437	0.4
	1,167,838		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,175,866	0.2
				10,874,159	1.4
			Containers & Glass Products: 3.2%
	495,000		Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	495,928	0.1
	1,980,000	^	EveryWare, Inc., Term Loan, 9.500%, 05/21/20	1,574,100	0.2
	3,257,813		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	3,259,172	0.4
	4,150,000		Otter Products, TLB, 5.750%, 06/03/20	4,113,688	0.5

See Accompanying Notes to Financial Statements

29

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Containers & Glass Products (continued)
	2,216,782		Pro Mach, Inc, Term Loan, 4.500%, 07/06/17	$2,222,324	0.3
EUR	962,218		Reynolds Group Holdings Inc, Eur Term Loan, 4.250%, 12/15/18	1,269,443	0.2
	7,384,037		Reynolds Group Holdings Inc, USD Term Loan, 4.000%, 12/15/18	7,381,733	0.9
	2,567,813		TricorBraun, Term Loan, 4.000%, 05/03/18	2,564,603	0.3
	1,881,817	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,878,680	0.2
	1,043,724	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 05/23/20	1,041,984	0.1
				25,801,655	3.2
			Cosmetics/Toiletries: 0.2%
	1,782,451		KIK Custom Products, Inc., First Lien with incremental, 5.500%, 04/29/19	1,786,907	0.2
			Diversified Insurance: 5.5%
	3,895,080		Alliant Holdings, I, LLC, Term Loan B, 4.250%, 12/20/19	3,892,615	0.5
	6,362,566		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	6,373,173	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,781,000		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/15/21	$3,779,109	0.5
1,000,000		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/15/22	1,010,000	0.1
1,881,000		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,758,735	0.2
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,267,000	0.1
12,917,638	(1)	Hub International Limited, Term Loan B, 4.250%, 10/02/20	12,833,673	1.6
4,554,652	(1)	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	4,542,696	0.6
3,391,500		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	3,334,798	0.4
2,300,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	2,287,541	0.3
3,339,341		USI, Inc., Term Loan, 4.250%, 12/27/19	3,330,992	0.4
			44,410,332	5.5
		Drugs: 0.6%
2,875,000	(1)	Akorn, Inc., Term Loan, 4.500%, 04/17/21	2,878,571	0.4

See Accompanying Notes to Financial Statements

30

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Drugs (continued)
1,925,316		Salix Pharmaceuticals Ltd, Term Loan, 4.250%, 01/02/20	$1,930,732	0.2
			4,809,303	0.6
		Ecological Services & Equipment: 0.8%
4,450,000		4L Holdings Inc., Term loan B, 5.500%, 05/08/20	4,472,250	0.6
1,247,754		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	1,231,378	0.1
899,912		Waste Industries USA, Inc., New Term Loan B, 4.000%, 03/17/17	898,412	0.1
			6,602,040	0.8
		Electronics/Electrical: 15.5%
2,885,503		Active Network, Inc., First Lien Term Loan, 5.500%, 11/18/20	2,883,249	0.4
3,491,250		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/26/20	3,478,158	0.4
1,400,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/26/21	1,396,500	0.2
1,866,667		Aspect Software, Inc., Term Loan, 7.250%, 05/09/16	1,871,722	0.2
4,082,819		Attachmate Corporation, First Lien Term Loan, 7.250%, 11/22/17	4,122,373	0.5
3,954,697	(1)	Avast Software, Term Loan, 4.750%, 03/21/20	3,969,527	0.5
6,017,046		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	6,027,702	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	5,610,841	Blue Coat Systems, Inc., First Lien Term Loan, 4.000%, 05/31/19	$5,579,280	0.7
	1,850,000	Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	1,896,250	0.2
EUR	1,284,008	BMC Software, Inc., Euro Term Loan, 5.500%, 09/10/20	1,697,667	0.2
	3,401,766	BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	3,396,184	0.4
EUR	3,721,875	Dell International LLC, Euro Term Loans, 4.750%, 04/30/20	4,916,120	0.6
	12,877,588	Dell International LLC, Term B Loans, 4.500%, 04/30/20	12,934,816	1.6
	1,000,000	ECI, Term Loan B, 5.750%, 05/28/21	1,010,625	0.1
	2,700,585	Epicor Software Corporation, Term Loan B-2, 4.000%, 05/16/18	2,695,522	0.3
	4,617,612	Epiq Systems, Inc., Term Loan, 4.250%, 08/27/20	4,629,156	0.6
	1,095,000	Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	1,088,841	0.1
	2,970,056	Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	2,953,350	0.4
	2,962,500	FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	2,986,570	0.4

See Accompanying Notes to Financial Statements

31

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	10,241,972	Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 03/01/20	$10,228,104	1.3
	2,233,125	Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,241,964	0.3
	10,355,638	Go Daddy Operating Company, LLC, Term Loan, 4.750%, 05/13/21	10,329,749	1.3
	989,975	Greeneden U.S. Holdings II, L.L.C., Add On Term Loan, 4.000%, 02/08/20	983,788	0.1
EUR	1,975,000	Greeneden U.S. Holdings II, L.L.C., Euro Term Loan, 4.750%, 02/08/20	2,582,076	0.3
	1,663,020	Hyland Software, Inc., First Lien Term Loan, 4.750%, 02/19/21	1,669,256	0.2
	3,646,799	Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	3,619,448	0.4
	4,049,823	Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	4,061,847	0.5
	1,800,000	M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,811,250	0.2
EUR	597,000	Oberthur Technologies, Tranche B-1 Term Loans, 4.750%, 10/15/19	788,513	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,393,000	Oberthur Technologies, Tranche B-2 Term Loans, 4.500%, 10/15/19	$1,396,900	0.2
2,019,850	Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,024,057	0.3
575,000	Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	578,833	0.1
1,667,250	Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,672,460	0.2
5,623,517	RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	5,558,847	0.7
1,400,000	RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,346,334	0.2
1,626,796	Web.com Group, Inc., Term Loan, 4.500%, 10/27/17	1,632,896	0.2
855,263	Websense, Inc., Second Lien Term Loan, 8.250%, 12/24/20	854,194	0.1
1,718,462	Websense, Inc., Term Loan B, 4.500%, 06/25/20	1,722,041	0.2
		124,636,169	15.5
	Financial Intermediaries: 1.9%
2,995,386	Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	2,998,507	0.4

See Accompanying Notes to Financial Statements

32

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Financial Intermediaries (continued)
	3,187,250	(1)	Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.000%, 07/22/20	$3,178,288	0.4
	1,981,963		MIP Delaware, LLC, Term Loan, 4.000%, 03/09/20	1,984,441	0.2
	1,086,250		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,070,771	0.1
	3,383,000		Santander Asset Management, Term Loan B-1 USD, 4.250%, 11/30/20	3,391,457	0.4
EUR	995,000		Santander Asset Management, Term Loan B-2 EURO, 4.500%, 11/30/20	1,313,100	0.2
	1,472,600		Walker & Dunlop, Term Loan, 5.250%, 12/15/20	1,487,326	0.2
				15,423,890	1.9
			Food Products: 3.4%
	5,437,399		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,464,586	0.7
	3,500,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	3,424,165	0.4
	1,773,654		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,764,786	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,488,750	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/04/21	$4,452,279	0.6
	2,000,000	Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/04/21	1,986,250	0.2
	4,405,500	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	4,398,156	0.5
	1,094,500	Del Monte Foods Consumer Products, Inc., First Lien, 4.256%, 02/18/21	1,083,555	0.1
	1,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	1,636,250	0.2
	2,046,914	NPC International, Term Loan, 4.000%, 12/28/18	2,011,093	0.3
GBP	750,000	United Biscuits Holdco Limited, Facility B1 (GBP), 4.999%, 07/31/20	1,249,588	0.2
			27,470,708	3.4
		Food Service: 1.3%
	5,835,375	CEC Entertainment, Inc., First Lien Term Loan, 4.250%, 02/14/21	5,798,904	0.7
	1,200,768	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,179,254	0.2

See Accompanying Notes to Financial Statements

33

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Service (continued)
3,942,538		Weight Watchers International, Inc., Term Loan B-2, 4.000%, 04/02/20	$3,117,069	0.4
			10,095,227	1.3
		Food/Drug Retailers: 3.4%
5,000,000	(1)	Albertsons LLC, Term Loan B4, 08/11/21	5,011,980	0.6
3,465,098		Albertsons LLC, Term Loan B2, 4.750%, 03/21/19	3,472,679	0.4
3,000,000		Dave & Buster's, Inc., Term Loan, 4.500%, 07/31/20	2,998,749	0.4
2,621,557		Del Taco, Term Loan, 5.506%, 10/01/18	2,632,481	0.3
3,000,000	(1)	Portillo Restaurant Group (The), First Lien Term Loan, 08/04/21	2,990,001	0.4
1,025,000	(1)	Portillo Restaurant Group (The), Second Lien Term Loan, 08/04/22	1,027,562	0.1
1,346,625		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/20/21	1,287,037	0.2
4,996,114		Supervalu, Term Loan, 4.500%, 03/21/19	4,966,672	0.6
1,000,000		TGI Friday's, Inc., Frist Lien Term Loan, 5.250%, 07/15/20	1,002,500	0.1
1,916,105		Vestcom International, Inc., Term Loan, 5.503%, 12/26/18	1,918,500	0.3
			27,308,161	3.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Forest Products: 0.1%
641,875	Xerium Technologies, Inc., Term Loan B, 5.750%, 05/01/19	$645,084	0.1
	Health Care: 14.4%
3,142,125	Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	3,111,687	0.4
500,000	Accellent, Inc., Second Lien Term Loan, 7.500%, 03/01/22	494,792	0.1
1,775,000	Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,792,750	0.2
1,952,508	ATI Physical Therapy, Term Loan B, 5.000%, 12/20/19	1,964,711	0.2
1,197,000	CareCore National, LLC, Term Loan B, 5.500%, 02/20/21	1,205,977	0.1
7,914,603	Catalent Pharma Solutions, Inc., USD Term Loan, 4.500%, 05/08/21	7,932,268	1.0
2,486,319	CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	2,488,390	0.3
356,522	CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	359,641	0.0
7,375,469	CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	7,406,586	0.9

See Accompanying Notes to Financial Statements

34

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
2,400,000	Connolly/iHealth Technologies, First Lien, 5.000%, 05/12/21	$2,422,999	0.3
1,900,000	Connolly/iHealth Technologies, Second Lien, 8.000%, 05/12/22	1,919,000	0.2
1,850,000	Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,848,844	0.2
3,218,079	DJO Finance LLC, First Lien Term Loan, 4.250%, 09/05/17	3,221,699	0.4
4,218,125	Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	4,255,034	0.5
1,700,000	Healogics, Inc., First Lien Term Loan, 5.250%, 06/30/21	1,701,063	0.2
2,250,000	Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,226,094	0.3
4,239,267	Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	4,246,686	0.5
5,946,067	Ikaria Acquisition Inc., First Lien Term Loan, 5.000%, 02/05/21	5,961,860	0.7
1,350,000	Ikaria Acquisition Inc., Second Lien Term Loan, 8.750%, 02/05/22	1,373,625	0.2
1,823,858	Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,827,657	0.2
5,343,626	Kinetic Concepts, Inc., E-1, 4.000%, 05/04/18	5,328,359	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,143,868	Medpace Holdings, Inc., Term Loan B, 4.750%, 04/05/21	$2,148,334	0.3
4,080,250	MedSolutions Holdings, Inc., Term Loan B, 6.500%, 07/08/19	4,095,551	0.5
7,500,000	Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	7,518,690	0.9
3,988,182	Multiplan, Inc, Term Loan, 4.000%, 04/01/21	3,974,056	0.5
925,000	NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	926,542	0.1
6,873,585	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	6,892,487	0.9
1,473,554	Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	1,499,956	0.2
2,500,000	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	2,503,298	0.3
6,943,878	Par Pharmaceutical Companies, B-2, 4.000%, 09/28/19	6,915,672	0.9
3,932,655	Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	3,939,537	0.5
2,820,202	Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,826,373	0.4

See Accompanying Notes to Financial Statements

35

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
1,600,000		Sterigenics International LLC, Term Loan, 4.500%, 08/05/21	$1,598,667	0.2
2,033,730	(1)	Surgery Center Holdings, Inc., First Lien Term Loan, 07/24/20	2,036,272	0.3
543,125		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	542,446	0.1
3,632,815		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	3,639,172	0.5
1,396,364		Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B, 3.750%, 08/05/20	1,394,510	0.2
			115,541,285	14.4
		Home Furnishings: 1.1%
4,847,996		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	4,855,191	0.6
250,000		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	250,586	0.0
3,883,727		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	3,890,403	0.5
			8,996,180	1.1
		Industrial Equipment: 6.0%
6,511,176		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	6,495,575	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,464,767	Alliance Laundry Systems LLC, First Lien Term Loan, 4.250%, 12/10/18	$2,471,957	0.3
	1,329,843	Ameriforge Group Inc., Upsized First Lien Term Loan, 5.000%, 12/19/19	1,337,046	0.2
	582,500	Ameriforge Group Inc., Upsized Second Lien Term Loan, 8.750%, 12/19/20	594,878	0.1
	3,878,412	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,818,297	0.5
	574,748	Aquilex LLC (a.k.a Hydrochem), Term Loan, 5.000%, 12/31/20	573,311	0.1
	1,054,047	CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,055,584	0.1
	104,512	CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	104,664	0.0
	317,304	CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	317,767	0.0
EUR	670,927	CeramTec GmbH, Euro Term B-1 Loan, 4.750%, 08/30/20	888,728	0.1
EUR	204,073	CeramTec GmbH, Euro Term B-2 Loan, 4.750%, 08/30/20	270,320	0.0
	1,975,009	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	1,978,917	0.3
	681,575	Filtration Group Corporation, First Lien Term Loan, 4.500%, 11/30/20	684,812	0.1

See Accompanying Notes to Financial Statements

36

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Industrial Equipment (continued)
EUR	2,268,571	Gardner Denver, Inc., Term Loan B Euro, 4.750%, 07/30/20	$2,995,693	0.4
	6,947,500	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	6,939,295	0.9
	6,729,150	Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	6,725,994	0.8
	2,697,727	International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,709,530	0.3
	3,930,101	Rexnord Corporation/ RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	3,913,610	0.5
	1,166,828	Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.750%, 05/09/17	1,166,099	0.2
	897,750	SunSource, First Lien Term Loan, 4.750%, 02/15/21	900,696	0.1
	997,500	VAT Holding, Term Loan B, 4.750%, 02/28/21	999,683	0.1
	915,400	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	915,972	0.1
	325,000	WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	325,406	0.0
			48,183,834	6.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Goods/Activities/Movies: 5.9%
4,000,000		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/15/21	$4,015,000	0.5
8,444,124	(1)	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/31/21	8,407,181	1.0
3,000,000	(1)	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 08/08/22	3,026,250	0.4
4,463,712		Equinox Holdings, Inc., First Lien Term Loan, 4.250%, 02/01/20	4,460,923	0.5
500,000		Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 07/31/20	507,500	0.1
4,776,509		FGI Operating, Fungible Term Loan B Add On, 5.500%, 04/19/19	4,809,348	0.6
11,800,000		Fitness International, LLC., Term Loan B, 5.500%, 06/20/20	11,770,500	1.5
162,857		NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/23/20	166,114	0.0
3,436,886		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.250%, 01/22/20	3,423,462	0.4
3,018,462		SRAM, LLC, First Lien Term Loan, 4.017%, 04/10/20	2,984,504	0.4

See Accompanying Notes to Financial Statements

37

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Goods/Activities/Movies (continued)
	760,000	TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 06/26/20	$751,688	0.1
	769,188	Warner Music Group, Incremental Term Loan, 3.750%, 07/01/20	751,057	0.1
	2,515,626	Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,388,272	0.3
			47,461,799	5.9
		Lodging & Casinos: 6.3%
EUR	1,000,000	Amaya Gaming Group Inc., First Lien Euro TL, 5.250%, 07/31/21	1,304,507	0.2
	8,000,000	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 07/31/21	7,942,504	1.0
	2,250,000	Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 07/31/22	2,286,562	0.3
	2,321,575	American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/02/19	2,333,183	0.3
	2,531,967	Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	2,522,472	0.3
	3,543,484	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	3,556,772	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	$507,500	0.1
4,546,324		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	4,548,597	0.6
845,005	^,(2),(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	166,888	0.0
1,690,010	^,(2),(3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	333,777	0.0
999,975		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,014,975	0.1
2,333,275		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,368,274	0.3
550,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	569,250	0.1
1,847,619		La Quinta, First Lien Term Loan, 4.000%, 04/14/21	1,846,849	0.2
3,830,395		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	3,902,215	0.5
7,450,744		Scientific Games International, Inc.,Term Loan B, 4.250%, 09/30/20	7,370,917	0.9
4,064,349		Station Casinos LLC, Term Loan, 4.250%, 02/28/20	4,057,362	0.5

See Accompanying Notes to Financial Statements

38

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Lodging & Casinos (continued)
3,500,000	Twin River Management Group, Inc., Term Loan B, 5.250%, 06/30/20	$3,502,915	0.4
		50,135,519	6.3
	Mortgage REITs: 0.4%
2,300,000	International Market Centers, First Lien Term Loan, 5.250%, 08/11/20	2,288,500	0.3
1,000,000	International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	995,000	0.1
		3,283,500	0.4
	Nonferrous Metals/Minerals: 1.3%
4,622,723	Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/01/19	4,642,370	0.6
5,000,000	Minerals Technologies, Senior Secured Term Loan, 4.000%, 05/07/21	5,006,220	0.6
497,500	TMS International, Term B Loan, 4.500%, 11/01/20	497,600	0.1
		10,146,190	1.3
	Oil & Gas: 1.4%
5,044,953	Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	5,073,331	0.6
2,000,000	CITGO, Term Loan B, 4.500%, 07/30/21	2,013,750	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
328,591		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	$335,025	0.0
2,055,113		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/30/21	2,071,170	0.3
350,000	(1)	Southcross Energy Partners, L.P., Term Loan, 08/01/21	353,500	0.0
750,000	(1)	Southcross Holdings L.P., Term Loan B, 08/04/21	753,281	0.1
995,000		Western Refining, Inc., Term Loan, 4.250%, 11/30/20	996,037	0.1
			11,596,094	1.4
		Publishing: 4.0%
511,972		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	509,412	0.1
3,092,250		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	3,119,938	0.4
684,968		Dex Media East, LLC, Term Loan, 6.000%, 12/30/16	600,631	0.1
834,640		Dex Media West, LLC, Term Loan, 7.471%, 12/30/16	801,950	0.1
2,000,000	(1)	Flint Group Holdings S.A.R.L., Second Lien, 04/30/22	1,996,666	0.2
2,122,344		Flint Group Holdings S.A.R.L., TL B9 new add-on, 5.383%, 12/31/16	2,140,915	0.3

See Accompanying Notes to Financial Statements

39

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Publishing (continued)
	42,861		Flint Group Holdings S.A.R.L., TL C7USD, 5.383%, 12/31/16	$43,236	0.0
	429,070	(1)	Flint Group Holdings S.A.R.L., USD TL B2, 5.584%, 04/30/21	428,533	0.0
	70,930	(1)	Flint Group Holdings S.A.R.L., USD TL C, 5.584%, 04/30/21	70,842	0.0
	326,104	(2)	HIBU PLC (fka Yell Group PLC), Facility A2, 5.231%, 03/18/19	305,723	0.0
EUR	29,594	X,(2)	HIBU PLC (fka Yell Group PLC), Spanish Facility, 03/18/19	—	0.0
	1,267,566		McGraw Hill Global Education, TLB, 5.750%, 03/22/19	1,278,657	0.2
	1,631,988		Nelson Canada, First Lien-C$ 330 mm, 2.810%, 07/03/14	1,370,054	0.2
	2,977,500		Penton Media, Inc, First Lien, 5.500%, 09/30/19	3,007,275	0.4
	1,250,000		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	1,260,938	0.1
	1,701,048		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	1,330,007	0.2
	4,945,872		Springer Science + Business Media S.A., Term B3 Loan, 4.750%, 08/01/20	4,927,325	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,217,178		SuperMedia, Inc., Term Loan, 11.600%, 12/30/16	$2,788,891	0.3
6,208,090		Tribune Company, Term Loan B, 4.000%, 12/31/20	6,211,933	0.8
			32,192,926	4.0
		Radio & Television: 3.4%
6,921,330		Clear Channel Communications, Inc., TLE, 7.657%, 07/30/19	6,912,678	0.9
4,470,640		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	4,460,862	0.5
454,923		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	456,060	0.0
1,268,625		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,271,797	0.1
812,500	(1)	Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	824,688	0.1
2,940,768		Media General, Inc, DDTerm Loan-B, 4.250%, 07/31/20	2,945,056	0.4
1,570,233		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,563,364	0.2
3,703,125		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	3,685,931	0.5
5,401,588		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	5,376,832	0.7
			27,497,268	3.4

See Accompanying Notes to Financial Statements

40

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Retailers (Except Food & Drug): 13.0%
	1,985,000		99 Cents Only Stores,Term Loan Facility, 4.500%, 01/15/19	$1,985,828	0.2
	1,375,000	(1)	Abercrombie & Fitch Management Co., Term Loan B, 07/31/21	1,371,562	0.2
	5,070,683		Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	5,069,892	0.6
EUR	1,525,000		Action Holding B.V., Facility C, 5.209%, 03/08/19	2,018,177	0.2
	14,421,659		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	14,371,443	1.8
	2,350,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	2,382,801	0.3
	2,466,618		Burlington Coat Factory, Term Loan B, 4.250%, 07/23/21	2,448,891	0.3
	2,702,081		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	2,708,161	0.3
	9,493,421		Hudson's Bay Company, Term Loan, 4.750%, 10/15/20	9,575,007	1.2
	3,491,250		J. Crew, TLB, 4.000%, 03/01/21	3,433,428	0.4
	1,745,625		Lands' End, Inc., TLB, 4.250%, 03/17/21	1,733,261	0.2
	3,886,950		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	3,874,196	0.5
	5,500,000		Men's Wearhouse, Term Loan, 4.500%, 07/01/21	5,536,921	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,990,000	National Vision, Inc., First Lien Term Loan, 4.000%, 03/13/21	$3,932,644	0.5
1,300,000	National Vision, Inc., Second Lien Term Loan, 6.750%, 03/13/22	1,290,250	0.2
13,902,656	Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/31/20	13,820,978	1.7
4,478,876	Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	4,473,277	0.6
5,090,284	OneStopPlus, First Lien Term Loan, 4.500%, 03/15/21	5,052,107	0.6
3,900,325	Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	3,865,222	0.5
2,269,313	Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,266,882	0.3
1,811,129	Pep Boys, Term Loan B, 4.250%, 10/11/18	1,808,300	0.2
779,339	Pilot Travel Centers LLC, Incremental Term Loan B, 4.250%, 08/07/19	782,100	0.1
3,042,311	Savers, Term Loan B, 5.000%, 07/09/19	3,048,016	0.4
948,549	Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	943,807	0.1
1,600,000	Stuart Weitzman Holdings, LLC, Term Loan, 4.500%, 04/08/20	1,592,333	0.2

See Accompanying Notes to Financial Statements

41

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
792,458		Talbots Inc. (The), First Lien Term Loan, 4.750%, 03/20/20	$792,458	0.1
3,109,752		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	2,884,295	0.4
650,774		Toys "R" Us, Inc., Term Loan B-2, 5.250%, 05/25/18	546,650	0.1
939,292		Toys "R" Us, Inc., Term Loan B-3, 5.250%, 05/25/18	789,005	0.1
			104,397,892	13.0
		Steel: 1.2%
9,803,063		FMG Resources (August 2006) Pty Ltd, Term Loan, 3.750%, 06/30/19	9,779,232	1.2
		Surface Transport: 1.2%
494,786		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	486,746	0.1
2,700,000	(1)	Goodpack Ltd., First Lien Term Loan, 08/05/21	2,703,375	0.3
1,000,000	(1)	Goodpack Ltd., Second Lien Term Loan, 07/30/22	1,003,125	0.1
2,425,000		V.Group, TL B, 5.000%, 06/30/21	2,431,062	0.3
2,938,718		Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	2,946,984	0.4
			9,571,292	1.2
		Telecommunications: 5.8%
4,325,000	(1)	Aricent Group, First Lien Term Loan, 5.500%, 04/07/21	4,334,009	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,851,477	Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	$4,873,570	0.6
1,750,000	Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,811,798	0.2
4,203,381	Avaya Inc., Term B-3 Loan, 4.655%, 10/26/17	4,094,543	0.5
4,422,123	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	4,437,326	0.6
2,715,728	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	2,731,683	0.3
4,173,145	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,160,104	0.5
850,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	846,547	0.1
579,720	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	583,415	0.1
2,000,000	Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	1,997,500	0.3
1,935,376	Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,938,279	0.3
4,970,223	U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	4,982,648	0.6

See Accompanying Notes to Financial Statements

42

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
2,892,750		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	$2,891,975	0.4
6,734,941		Zayo Group, LLC, Term Loan B, 4.000%, 07/02/19	6,718,629	0.8
			46,402,026	5.8
		Utilities: 2.3%
2,437,416		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	2,452,650	0.3
633,267		Channelview Cogeneration, Term Loan, 4.250%, 05/08/20	636,631	0.1
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,035,043	0.1
2,435,456		EquiPower Resources Holdings, LLC, Term Loan B, 4.250%, 12/21/18	2,440,022	0.3
1,980,007		EquiPower Resources Holdings, LLC, Upsized Term Loan C, 4.250%, 12/31/19	1,983,102	0.3
3,317,474		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	3,332,817	0.4
207,591	(2)	Longview Power, LLC, DIP Facility, 3.900%, 11/19/16	321,765	0.0
2,830,241	^,(2),(3)	Longview Power, LLC, Extended Term Loan, 10/31/17	1,761,825	0.2
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
2,000,000	(1)	TPF Generation Holdings, LLC, Term Loan, 12/31/17	$1,945,000	0.3
2,241,820		Utility Services Associates, Term Loan, 6.750%, 10/18/19	2,247,424	0.3
			18,156,279	2.3
		Total Senior Loans (Cost $1,124,139,910)	1,118,492,558	139.4
OTHER CORPORATE DEBT:—%
		Publishing: —%
639,053	^,X,(2),(3)	HIBU PLC (fka Yell Group PLC), Facility B2, 03/18/24	—	0.0
		Total Other Corporate Debt (Cost $219,510)	—	0.0
EQUITIES AND OTHER ASSETS: 0.5%
231	@,X	AR Broadcasting (Warrants)	$—	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	—	0.0
953,549		Carador Placing	870,113	0.1
2,609	@,X	Caribe Media Inc.	—	0.0
89,600	@	Cengage Learning	2,867,200	0.4
18,583	@	Dex Media Inc.	212,032	0.0
246,734	@,X	Eagle Topco 2013 LTD	—	0.0
23,669	@,X	Everyware Global Inc. Warrants	—	0.0
8	@,X	Faith Media Holdings, Inc. (Residual Interest)	87,288	0.0
24,471	@	Glodyne Techoserve, Ltd.	1,833	0.0
748,143	@,X	GTS Corp.	—	0.0
14,766	@	Hawaiian Telcom	406,065	0.0
106,702	@,X	Northeast Biofuels (Residual Interest)	—	0.0
19,404	@,X	U.S. Shipping Partners, L.P.	—	0.0

See Accompanying Notes to Financial Statements

43

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
		Publishing (continued)
275,292	@,X	U.S. Shipping Partners, L.P. (Contingency Rights)	$—	0.0
		Total Equities and Other Assets (Cost $4,443,206)	4,444,531	0.5
		Total Investments (Cost $1,128,802,626)	$1,122,937,089	139.9
		Liabilities in Excess of Other Assets	(320,546,032)	(39.9)
		Net Assets	$802,391,057	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

X  Fair value determined by Voya funds Valuation Committee appointed by the Board of Directors/Trustees.

^  This Senior Loan Interest is non-income producing.

(1)  Senior loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Loan is on non-accrual basis.

CAD  Canadian Dollar

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $1,129,050,426.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,751,702
Gross Unrealized Depreciation	(11,865,039)
Net Unrealized Depreciation	$(6,113,337)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Equities and Other Assets	$4,355,410	$1,833	$87,288	$4,444,531
Other Corporate Debt	—	—	—	—
Senior Loans	—	1,118,492,558	—	1,118,492,558
Total Investments, at fair value	$4,355,410	$1,118,494,391	$87,288	$1,122,937,089
Other Financial Instruments+
Forward Foreign Currency Contracts	—	844,782	—	844,782
Unfunded commitments	—	149,306	—	149,306
Total Assets	$4,355,410	$1,119,488,479	$87,288	$1,123,931,177
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,529)	$—	$(1,529)
Total Liabilities	$—	$(1,529)	$—	$(1,529)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Canadian Dollar	314,000	Sell	09/23/14	$287,120	$288,649	$(1,529)
State Street Bank	EU Euro	28,630,000	Sell	09/23/14	38,320,396	37,622,586	697,810
State Street Bank	British Pound	7,885,000	Sell	09/23/14	13,235,209	13,088,237	146,972
							$843,253

See Accompanying Notes to Financial Statements

44

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2014 (UNAUDITED)(CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$844,782
Total Asset Derivatives		$844,782
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,529
Total Liability Derivatives		$1,529

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$171,075
Total	$171,075
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$1,875,751
Total	$1,875,751

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2014:

State Street Bank
Assets:
Forward foreign currency contracts	$844,782
Total Assets	$844,782
Liabilities:
Forward foreign currency contracts	$1,529
Total Liabilities	$1,529
Net OTC derivative instruments by counterparty, at fair value	$843,253
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$843,253

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

45

Voya Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund's website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

46

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

Administrator

Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Institutional Investors and Analysts

Call Voya Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
Voya Senior Income Fund
c/o Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

©2014 Voya Investments Distributor, LLC • 230 Park Ave, New York, NY 10169

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

SAR-USIF

(0814-102414)

ITEM 2.      CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 6, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 6, 2014